1
Nuveen Corporate Income 2023 Target Term
Fund
Portfolio of Investments September 30, 2023
(Unaudited)
JHAA
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 76.1%  (75.9% of Total Investments)
X –
CORPORATE BONDS - 75 .2% ( 75 .0 % of Total Investments) X 55,866,638
Automobiles & Components - 8.8%
$ 2,550 Ford Motor Credit Co LLC 5.584% 3/18/24 $ 2,533,776
2,000 Ford Motor Credit Co LLC 3.370% 11/17/23 1,988,145
2,000 General Motors Financial Co Inc 5.100% 1/17/24 1,993,625
Total Automobiles & Components 6,515,546
Commercial & Professional Services - 2.9%
2,200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 2,184,974
Total Commercial & Professional Services 2,184,974
Consumer Services - 3.7%
2,750 Yum! Brands Inc 3.875% 11/01/23 2,738,097
Total Consumer Services 2,738,097
Consumer Staples Distribution & Retail - 2.0%
1,500 Kroger Co/The 4.000% 2/01/24 1,491,071
Total Consumer Staples Distribution & Retail 1,491,071
Energy - 7.4%
1,000 Continental Resources Inc/OK 3.800% 6/01/24 983,882
1,600 Enbridge Inc 0.550% 10/04/23 1,599,739
250 Energy Transfer LP 5.875% 1/15/24 249,844
1,000 Energy Transfer LP / Regency Energy Finance Corp 4.500% 11/01/23 998,478
500 Kinder Morgan Inc, 144A 5.625% 11/15/23 499,641
1,000 Petroleos Mexicanos 4.875% 1/18/24 991,309
192 Sabine Pass Liquefaction LLC 5.750% 5/15/24 191,594
Total Energy 5,514,487
Equity Real Estate Investment Trusts (Reits) - 3.7%
1,000 American Tower Corp 5.000% 2/15/24 995,937
1,750 Starwood Property Trust Inc, 144A 5.500% 11/01/23 1,746,430
Total Equity Real Estate Investment Trusts (Reits) 2,742,367
Financial Services - 4.7%
1,250 Navient Corp 6.125% 3/25/24 1,243,320
1,300 OneMain Finance Corp 8.250% 10/01/23 1,300,000
625 OneMain Finance Corp 6.125% 3/15/24 623,018
350 Park Aerospace Holdings Ltd, 144A 5.500% 2/15/24 348,256
Total Financial Services 3,514,594
Health Care Equipment & Services - 3.4%
1,500 Baxter International Inc 0.868% 12/01/23 1,488,082
1,000 HCA Inc 5.000% 3/15/24 994,834
Total Health Care Equipment & Services 2,482,916
Materials - 19.1%
3,000 Ball Corp 4.000% 11/15/23 2,986,239
1,000 Berry Global Inc 0.950% 2/15/24 972,830
3,857 Celanese US Holdings LLC 3.500% 5/08/24 3,793,255
500 Graphic Packaging International LLC, 144A 0.821% 4/15/24 484,672
2,000 Mosaic Co/The 4.250% 11/15/23 1,994,955
4,025 NOVA Chemicals Corp, 144A 4.875% 6/01/24 3,954,520
Total Materials 14,186,471

Nuveen Corporate Income 2023 Target Term Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
2
JHAA
Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment - 3.7%
$ 340 AMC Networks Inc 5.000% 4/01/24 $ 335,305
1,750 CSC Holdings LLC 5.250% 6/01/24 1,664,675
750 Warnermedia Holdings Inc 3.528% 3/15/24 739,604
Total Media & Entertainment 2,739,584
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
1,500 AbbVie Inc 3.750% 11/14/23 1,496,279
750 Mylan Inc 4.200% 11/29/23 747,651
2,000 Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24 1,989,871
Total Pharmaceuticals, Biotechnology & Life Sciences 4,233,801
Semiconductors & Semiconductor Equipment - 1.0%
750 Broadcom Corp / Broadcom Cayman Finance Ltd 3.625% 1/15/24 744,504
Total Semiconductors & Semiconductor Equipment 744,504
Transportation - 1.3%
1,000 United Airlines Holdings Inc 5.000% 2/01/24 990,000
Total Transportation 990,000
Utilities - 7.8%
1,000 NextEra Energy Capital Holdings Inc 2.940% 3/21/24 985,870
1,500 Pacific Gas and Electric Co 1.700% 11/15/23 1,491,626
1,341 Public Service Enterprise Group Inc 0.841% 11/08/23 1,333,610
2,000 Vistra Operations Co LLC, 144A 4.875% 5/13/24 1,977,120
Total Utilities 5,788,226
Total Corporate Bonds
(cost $56,288,052) 55,866,638
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CONVERTIBLE BONDS - 0 .9% ( 0 .9 % of Total Investments) X 688,100
Technology Hardware & Equipment - 0.9%
$ 700 Western Digital Corp 1.500% 2/01/24 $ 688,100
Total Technology Hardware & Equipment 688,100
Total Convertible Bonds
(cost $700,238) 688,100
Total Long-Term Investments
(cost $56,988,290) 56,554,738
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 22.0% (24.1% of Total Investments)
X –
COMMERCIAL PAPER - 22 .0% ( 21 .9 % of Total Investments) X 16,315,597
$ 1,500 Amazon.com Inc 0.000 11/14/23 $ 1,490,375
1,500 Banner Health 0.000 11/08/23 1,491,371
1,500 Canadian National Railway Co 0.000 11/14/23 1,489,516
1,500 John Deere Financial Services Inc 0.000 11/13/23 1,490,379
1,400 Koch Industries Inc 0.000 11/16/23 1,390,465
1,000 L'Oreal SA 0.000 11/21/23 992,449
1,500 Microsoft Corp, 144A 0.000 11/21/23 1,488,674
1,000 Microsoft Corp, 144A 0.000 11/17/23 993,080
500 NRW Bank, 144A 0.000 11/22/23 496,100
1,030 Province of British Columbia Canada 0.000 11/24/23 1,021,764
1,500 Trustees of Dartmouth College 0.000 11/16/23 1,489,746
1,000 Unilever Finance Netherlands BV 0.000 11/27/23 991,450

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,500 Walmart Inc, 144A 0.000 11/14/23 $ 1,490,228
Total Commercial Paper
(cost $16,315,597) 16,315,597
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
REPURCHASE AGREEMENTS - 2 .1% ( 2 .2 % of Total Investments) X 1,600,000
$ 1,600 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $1,600,704,
collateralized by $2,048,600, U.S. Treasury Bond, 3.375%, due
11/15/48, value $1,632,050
5.280% 10/02/23 $ 1,600,000
Total Repurchase Agreements
(cost $1,600,000) 1,600,000
Total Short-Term Investments
(cost $17,915,597) 17,915,597
Total Investments (cost $ 74,903,887 ) - 100 .2% 74,470,335
Other Assets & Liabilities, Net -  (0.2)% (179,716)
Net Assets Applicable to Common Shares - 100% $ 74,290,619
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 55,866,638 $ – $ 55,866,638
Convertible Bonds – 688,100 – 688,100
Short-Term Investments:
Commercial Paper – 16,315,597 – 16,315,597
Repurchase Agreements – 1,600,000 – 1,600,000
Total
$ – $ 74,470,335 $ – $ 74,470,335
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

Nuveen Corporate Income 2023 Target Term Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
4
JHAA
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust